Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Regulatory Assets And Liabilities

	September 30
	2012	2011

Regulatory Assets:
Current Assets:
Under-recovery of gas costs	$687,194	$-
Other:
Accrued pension and postretirement medical	706,470	661,376

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	96,193	126,570
Accrued pension and postretirement medical	8,433,855	7,421,159
Other	12,000	-

Total regulatory assets	$9,947,657	$8,221,050

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$-	$355,476

Deferred Credits and Other Liabilities:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678

Total regulatory liabilities	$12,079,452	$11,816,087

Summary Of Asset Retirement Obligations

	Years Ended September 30
	2012	2011

Balance, beginning of year	$3,863,933	$3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433

Balance, end of year	$4,251,295	$3,863,933

Reconciliation Of Changes In Allowance For Doubtful Accounts

	Years Ended September 30
	2012	2011	2010

Balance, beginning of year	$66,058	$65,275	$50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)

Balance, end of year	$65,219	$66,058	$65,275

Reconciliation Of Basic And Diluted Earnings Per Share

	Years Ended September 30
	2012	2011	2010
Net Income	$4,296,745	$4,653,473	$4,445,436
Weighted average common shares	4,647,439	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	3,510	8,079	13,898
Diluted average common shares	4,650,949	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Basic	$0.92	$1.01	$0.98
Diluted	$0.92	$1.01	$0.98

Schedule Of Derivative Instruments At Fair Value

	September 30
	2012	2011
Derivatives designated as hedging instruments:

Interest rate swaps	$2,916,718	$3,312,176

Total derivatives designated as hedging instruments	$2,916,718	$3,312,176

Summary Of Other Comprehensive Loss And Financial Instrument Activity

		Tax
	Before Tax	(Expense)	Net-of Tax
	Amount	or Benefit	Amount
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net interest rate SWAPs	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253
Year Ended September 30, 2011:
Interest rate swaps:
Unrealized losses	$(723,525)	$274,652	$(448,873)
Transfer of realized losses to interest expense	947,894	(359,822)	588,072
Net interest rate SWAPs	224,369	(85,170)	139,199
Defined benefit plans:
Net loss arising during period	(689,785)	262,119	(427,666)
Amortization of actuarial losses	149,604	(56,850)	92,754
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(493,088)	187,374	(305,714)
Other comprehensive loss	$(268,719)	$102,204	$(166,515)
Year Ended September 30, 2010:
Interest rate swaps:
Unrealized losses	$(2,025,678)	$768,948	$(1,256,730)
Transfer of realized losses to interest expense	940,188	(356,896)	583,292
Net interest rate SWAPs	(1,085,490)	412,052	(673,438)
Defined benefit plans:
Net loss arising during period	(647,439)	246,031	(401,408)
Amortization of actuarial losses	102,478	(38,942)	63,536
Amortization of transition obligation	47,093	(17,900)	29,193
Net defined benefit plans	(497,868)	189,189	(308,679)
Other comprehensive loss	$(1,583,358)	$601,241	$(982,117)

Schedule Of Components Of Accumulated Comprehensive Loss

Composition of Accumulated Other Comprehensive Income (Loss)

			Accumulated Other
	Interest Rate	Defined Benefit	Comprehensive
	Swaps	Plans	Income (Loss)
Balance 10/1/09	$(1,520,635)	$(1,364,071)	$(2,884,706)
Other comprehensive income (loss)	(673,438)	(308,679)	(982,117)

Balance 9/30/10	(2,194,073)	(1,672,750)	(3,866,823)
Other comprehensive income (loss)	139,199	(305,714)	(166,515)

Balance 9/30/11	(2,054,874)	(1,978,464)	(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253

Balance 9/30/12	$(1,809,531)	$(2,140,554)	$(3,950,085)